Schedule of Revenue by Country (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,390,391	$ 1,896,335	$ 7,288,029	$ 2,635,757
Affiliate Marketing Services United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	279,776	61,522	415,450	211,528
Affiliate Marketing Services International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,008,275	923,750	3,427,698
Sports Gaming Client Services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,065,015	911,063	2,493,685	2,424,229
Sports Hub Gaming Network [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,037,325		951,196
Enterprise TEM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			3,860,331	2,635,757
UNITED STATES | Affiliate Marketing Services United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			415,450	211,528
UNITED STATES | Affiliate Marketing Services International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
UNITED STATES | Sports Gaming Client Services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			2,493,685	2,424,229
UNITED STATES | Sports Hub Gaming Network [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			951,196
UNITED STATES | Enterprise TEM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			3,427,698
Rest Of World [Member] | Affiliate Marketing Services United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Rest Of World [Member] | Affiliate Marketing Services International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			3,427,698
Rest Of World [Member] | Sports Gaming Client Services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Rest Of World [Member] | Sports Hub Gaming Network [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Rest Of World [Member] | Enterprise TEM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues